RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Monthly Payment
Operating Leases annual rental expense	¥ 1,330,000	$ 210,000
Nanjing Recon | Founders
Lessee, Operating Lease, Period of Contract	April 1, 2020 - March 31, 2022	April 1, 2020 - March 31, 2022
Nanjing Recon | Founders | Monthly Payment
Operating Leases annual rental expense	¥ 40,000	$ 6,288
BHD | Founders
Lessee, Operating Lease, Period of Contract	January 3, 2022- Dec 31, 2022	January 3, 2022- Dec 31, 2022
BHD | Founders | Monthly Payment
Operating Leases annual rental expense	¥ 31,667	$ 4,978
BHD | Founders' family member
Lessee, Operating Lease, Period of Contract	January 1, 2022- Dec 31, 2022	January 1, 2022- Dec 31, 2022
BHD | Founders' family member | Monthly Payment
Operating Leases annual rental expense	¥ 22,500	$ 3,537
Recon BJ [Member] | Founders
Lessee, Operating Lease, Period of Contract	January 1, 2022- Dec 31, 2022	January 1, 2022- Dec 31, 2022
Recon BJ [Member] | Founders | Monthly Payment
Operating Leases annual rental expense	¥ 16,667	$ 2,620